Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 5,118	$ 4,899	[1]	$ 3,545	[2]
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	366	(52)		(81)	[3]
Net change in pension and other postretirement benefit plans	(250)	2,066	[2]	183	[2]
Derivative instruments	(2)	0		(1)	[3]
Other comprehensive income before income taxes	114	2,014	[2]	101	[2]
Income tax recovery (expense)	158	(544)	[2]	(73)	[2]
Other comprehensive income	272	1,470	[2]	28	[2]
Comprehensive income	$ 5,390	$ 6,369	[2]	$ 3,573	[2]

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[3]	Comparative 2020 figures have been reclassified to conform with the current presentation.